Capital Management - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Regulated Operations [Abstract]
Short-term notes payable	$ 279	$ 1,374
Long-term debt payable within one year	700	733
Less: cash and cash equivalents	(79)	(530)
Net long-term debt payable within one year	900	1,577
Long-term debt	14,710	13,030
Common shares	5,706	5,699
Retained earnings	5,947	5,562
Total capital	$ 27,263	$ 25,868